UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock INVESTMENTS

John Hancock
Tax-Free Bond Fund

Semiannual Report
11.30.13

A look at performance

Total returns for the period ended November 30, 2013

										Tax-
	Average annual total							SEC 30-day	SEC 30-day	equivalent
	returns (%)			Cumulative total returns (%)				yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]	yield (%)[2]

								as of	as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-13	11-30-13	11-30-13

Class A	–10.70	4.83	3.44	–8.92	–10.70	26.61	40.27	3.13	3.03	5.53

Class B	–11.65	4.69	3.29	–9.62	–11.65	25.76	38.28	2.53	2.42	4.47

Class C	–7.97	5.02	3.14	–5.80	–7.97	27.77	36.23	2.53	2.42	4.47

Index†	–3.51	6.26	4.40	–2.45	–3.51	35.44	53.85	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Effective 2-3-14, Class A sales charges of the fund are being reduced to 4.0%.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A*	Class B*	Class C*
Net (%)	0.84	1.59	1.59
Gross (%)	0.94	1.69	1.69

* The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares. The current waiver agreement will remain in effect through 9-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	Tax-Free Bond Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	11-30-03	$13,828	$13,828	$15,385

Class C3	11-30-03	13,623	13,623	15,385

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%. Share classes will differ due to varying expenses.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Tax-Free Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$954.00	$4.11

Class B	1,000.00	950.50	7.77

Class C	1,000.00	951.40	7.78

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Tax-Free Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$1,020.90	$4.26

Class B	1,000.00	1,017.10	8.04

Class C	1,000.00	1,017.10	8.04

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.84%, 1.59%, and 1.59% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Tax-Free Bond Fund	9

Portfolio summary

Top 10 Holdings (24.1% of Net Assets as of 11-30-13)[1,2]

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-1-19	6.4%

Massachusetts Water Resources Authority, 5.000%, 8-1-40	2.4%

San Joaquin Hills Transportation Corridor Agency, 5.650%, 1-15-17	2.3%

Commonwealth of Massachusetts, 5.500%, 12-1-24	2.3%

New York Liberty Development Corp., 5.000%, 12-15-41	2.0%

New York City Municipal Water Finance Authority, 5.000%, 6-15-39	1.9%

South Carolina State Public Service Authority, 5.000%, 1-1-40	1.9%

New York State Dormitory Authority, 5.000%, 7-1-35	1.8%

JEA Electric System Revenue, 5.000%, 10-1-38	1.6%

Port Authority of New York & New Jersey, 6.750%, 10-1-19	1.5%

Sector Composition[1,3]

General Obligation Bonds	4.2%	Airport	6.0%

Revenue Bonds		Water & Sewer	5.9%

Transportation	22.0%	Pollution	3.2%

Utilities	20.7%	Tobacco	2.7%

Other Revenue	14.8%	Health Care	2.3%

Education	7.2%	Facilities	2.3%

Development	6.6%	Short-Term Investments & Other	2.1%

Quality Composition[1,4]

AAA	11.8%

AA	30.7%

A	35.9%

BBB	11.3%

BB	0.8%

B	2.7%

Not Rated	4.7%

Short-Term Investments & Other	2.1%

1 As a percentage of net assets on 11-30-13.

2 Cash and cash equivalents are not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Investments in higher-yielding, lower-rated securities include a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectus for additional risks.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. rating. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-13 and do not reflect subsequent downgrades or upgrades, if any.

10	Tax-Free Bond Fund | Semiannual report

Fund’s investments

As of 11-30-13 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.9%				$422,037,061

(Cost $395,626,550)

Alabama 0.5%				2,106,136

Birmingham Special Care Facilities
Financing Authority
Children’s Hospital	6.125	06-01-34	$2,000,000	2,106,136

Arizona 0.5%				2,227,580

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,103,210

Phoenix Civic Improvement Corp.
Civic Plaza, Series B (D)	5.500	07-01-28	1,000,000	1,124,370

California 18.4%				79,322,523

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-25	5,000,000	2,461,750

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A (Z)	Zero	01-01-19	30,000,000	27,565,500

Golden State Tobacco Securitization Corp.,
Series A–1	4.500	06-01-27	2,190,000	1,824,489

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,069,975

Madera County Certificates of Participation
Valley Children’s Hospital (D)	6.500	03-15-15	5,780,000	5,979,872

San Bernardino County
Medical Center Financing Project	5.500	08-01-22	2,500,000	2,728,175

San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08-01-17	5,060,000	5,262,602

San Diego Redevelopment Agency
City Heights, Series A	5.750	09-01-23	25,000	25,011

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity (Z)	Zero	01-01-14	5,000,000	4,999,400

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity (Z)	Zero	01-01-17	4,900,000	4,767,406

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity (Z)	Zero	01-01-20	2,000,000	1,773,900

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	11

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Series A	5.650	01-15-17	$10,000,000	$10,003,800

Santa Ana Financing Authority
Police Administration & Holding Facility,
Series A (D)	6.250	07-01-19	2,000,000	2,296,600

State of California	5.000	02-01-38	5,375,000	5,494,003

Stockton Public Financing Authority	6.250	10-01-40	1,000,000	1,070,040

Colorado 3.8%				16,447,783

Colorado Springs Utilities Revenue
Series A	5.000	11-15-33	2,000,000	2,133,780

Colorado Springs Utilities Revenue
Series C	5.250	11-15-42	2,825,000	2,972,550

Denver, Colorado City & County
Airport Revenue
Series A	5.250	11-15-36	5,250,000	5,362,928

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	3,500,000	3,950,345

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,028,180

Connecticut 0.7%				3,208,410

Connecticut State Health & Educational
Facility Authority
Yale University, Series Z3	5.050	07-01-42	3,000,000	3,208,410

District of Columbia 2.9%				12,582,358

District of Columbia Tobacco Settlement
Financing Corp.	6.500	05-15-33	5,000,000	5,202,650

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-33	6,565,000	2,103,492

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-35	6,470,000	1,771,551

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-36	7,250,000	1,838,455

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series C (Zero
Coupon steps up to 6.500% on 10-1-16) (D)	Zero	10-01-41	1,750,000	1,666,210

Florida 2.8%				12,240,663

Bonnet Creek Resort Community
Development District	7.250	05-01-18	770,000	761,669

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,500,000	1,436,730

Crossings at Fleming Island Community
Development District
Recreation Facilities Improvements, Series C	7.100	05-01-30	1,000,000	800,250

Hernando County, Criminal Justice (D)(P)	7.650	07-01-16	500,000	572,110

12	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Florida (continued)

JEA Electric System Revenue
Series Three — D-2	5.000	10-01-38	$7,000,000	$7,109,690

Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed
to Maturity, Series D	6.750	10-01-17	1,380,000	1,560,214

Georgia 2.4%				10,224,600

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01-01-30	1,000,000	1,040,900

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Y (D)	6.500	01-01-17	145,000	152,012

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Z (D)	5.500	01-01-20	135,000	152,003

Georgia Municipal Electric Authority
Electric, Power & Light Revenues,
Prerefunded to 1-1-14, Series 2005 (D)	6.500	01-01-17	60,000	60,340

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01-01-19	860,000	957,197

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01-01-19	4,515,000	5,205,208

Georgia Municipal Electric Authority
Electric, Power & Light Revenues,
Series EE (D)	7.250	01-01-24	2,000,000	2,656,940

Guam 0.2%				1,021,010

Guam International Airport Authority
Series C AMT (C)(D)	6.125	10-01-43	1,000,000	1,021,010

Illinois 4.7%				20,406,713

Chicago Board of Education, Series A (D)	5.500	12-01-30	3,650,000	3,601,784

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	3,000,000	3,050,670

City of Chicago, O’Hare International Airport
Revenue (D)	5.500	01-01-43	2,000,000	2,009,840

City of Chicago, Series A	5.750	01-01-39	3,200,000	3,322,272

Illinois Development Finance Authority
Edison Project (D)	5.850	01-15-14	3,000,000	3,018,510

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,752,870

Lake County Community Consolidated School
District No: 24 (D)(Z)	Zero	01-01-22	2,440,000	1,728,179

State of Illinois	5.500	07-01-38	1,000,000	998,610

Will County Community Unit School District
No: 365 (D)(Z)	Zero	11-01-21	1,130,000	923,978

Indiana 0.8%				3,250,950

Indiana Finance Authority
Duke Energy, Series B	6.000	08-01-39	3,000,000	3,250,950

Kentucky 0.2%				998,840

Kentucky Economic Development
Finance Authority
Louisville Arena, Series A–1 (D)	6.000	12-01-33	1,000,000	998,840

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value

Louisiana 1.0%				$4,261,530

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11-01-32	$2,500,000	2,653,950

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects.,
Series A–1	6.500	11-01-35	1,500,000	1,607,580

Massachusetts 8.7%				37,592,867

Commonwealth of Massachusetts
Series C (D)	5.500	12-01-24	8,000,000	9,851,520

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A–2 (Z)	Zero	07-01-26	8,595,000	4,960,518

Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10-15-40	2,500,000	2,701,850

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Series B	5.000	01-01-37	5,000,000	5,110,300

Massachusetts Water Pollution Abatement,
Series A	6.375	02-01-15	30,000	30,155

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	9,975,000	10,416,893

Metropolitan Boston Transit Parking Corp.	5.250	07-01-36	4,270,000	4,521,631

Michigan 0.5%				2,019,030

Detroit Water Supply System
Water Revenue, Series B (D)	7.000	07-01-36	1,000,000	1,044,940

Wayne County Airport Authority
Detroit Metropolitan Airport, Series A	5.000	12-01-37	1,000,000	974,090

Nebraska 2.5%				10,880,872

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,637,720

Omaha Public Power District
Electric, Power & Light Revenues, Escrowed
to Maturity, Series B	6.200	02-01-17	965,000	1,054,552

Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,188,600

New Jersey 2.1%				9,059,727

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01-01-35	4,250,000	4,396,200

New Jersey Transportation Trust Fund Authority
Series B	5.000	06-15-42	2,500,000	2,526,550

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	2,315,000	2,136,977

New York 18.2%				78,476,818

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07-15-40	1,000,000	1,050,150

Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	3,500,000	3,734,290

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	2,000,000	2,128,220

New York City Industrial Development Agency
Terminal One Group Association Project
AMT (P)	5.500	01-01-24	1,500,000	1,608,765

14	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

New York (continued)

New York City Municipal Water
Finance Authority
Water Revenue, Series 2009-EE	5.250	06-15-40	$3,000,000	$3,148,260

New York City Municipal Water
Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	8,000,000	8,285,440

New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	3,725,000	4,110,016

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,213,960

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01-15-34	3,000,000	3,288,090

New York Liberty Development Corp.
1 World Trade Center Project	5.000	12-15-41	8,500,000	8,709,015

New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-31	5,000,000	5,209,800

New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	3,000,000	3,139,620

New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02-15-39	2,500,000	2,590,200

New York State Dormitory Authority
State University Dormitory, Series A	5.000	07-01-35	7,250,000	7,657,088

New York State Dormitory Authority
State University Educational Facilities,
Series A	5.500	05-15-19	1,000,000	1,154,390

Port Authority of New York & New Jersey
144th Project	5.000	10-01-29	3,500,000	3,758,265

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	6,820,000	6,518,897

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,420,923

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11-15-33	4,025,000	4,293,669

Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to
7-15-17	6.950	07-15-39	2,000,000	2,457,760

Oklahoma 1.5%				6,296,040

Grand River Dam Authority, Series A	5.250	06-01-40	4,000,000	4,212,640

Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06-01-35	2,000,000	2,083,400

Oregon 1.2%				5,015,066

Clackamas County School District No. 12,
Series B (D)	5.000	06-15-28	3,630,000	3,914,846

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-14	1,100,000	1,100,220

Pennsylvania 2.0%				8,507,568

Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07-01-23	1,000,000	982,510

Philadelphia Authority for
Industrial Development
Commerical Development AMT (P)	7.750	12-01-17	3,250,000	3,251,658

Philadelphia School District, Series E	6.000	09-01-38	4,000,000	4,273,400

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value

Puerto Rico 3.0%				$13,064,925

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07-01-41	$2,500,000	1,802,825

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series CCC	5.250	07-01-28	2,500,000	1,819,350

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07-01-40	2,500,000	1,747,200

Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07-01-36	3,000,000	2,471,100

Puerto Rico Sales Tax Financing Corp.	5.375	08-01-39	3,000,000	2,264,370

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	4,000,000	2,960,080

South Carolina 4.2%				17,862,996

Richland County
International Paper Company AMT	6.100	04-01-23	3,325,000	3,326,596

South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01-01-38	6,000,000	6,469,920

South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01-01-40	8,000,000	8,066,480

Texas 13.1%				56,579,410

City of Austin
Electric Utility Revenue (D)	5.000	11-15-37	5,000,000	5,171,400

City of Dallas
Waterworks & Sewer System	5.000	10-01-35	5,000,000	5,294,800

City of Dallas
Waterworks & Sewer System	5.000	10-01-36	5,000,000	5,271,400

City of San Antonio
Electric & Gas, Series A	5.000	02-01-34	4,330,000	4,579,278

City Public Service Board of San Antonio	5.000	02-01-48	5,000,000	5,170,500

Dallas/Fort Worth International Airport,
Series D	5.250	11-01-32	5,000,000	5,219,900

Grand Parkway Transportation Corp., Series B	5.000	04-01-53	4,000,000	3,892,400

Houston Independent School District Public
Financing Corp.
Cesar Chavez Project, Series A (D)(Z)	Zero	09-15-16	570,000	552,165

Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	4,970,850

Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05-15-39	165,000	199,899

Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05-15-39	15,000	18,173

Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05-15-39	10,000	12,115

Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,481,475

Lower Colorado River Authority
Unrefunded 2012-1	5.625	05-15-39	3,810,000	4,047,592

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,566,843

Texas Municipal Power Agency Revenue	5.000	09-01-40	6,000,000	6,130,620

16	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Utah 0.1%				$212,026

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity,
Series A	8.125	05-15-15	$200,000	212,026

Washington 0.4%				1,750,620

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07-01-16	1,500,000	1,750,620

Wyoming 0.8%				3,233,880

Campbell County Solid Waste Facilites Revenue
Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,233,880

Other 0.7%				3,186,120

Centerline Equity Issuer Trust, Series A–4-1 (S)	5.750	05-15-15	3,000,000	3,186,120

			Par value	Value

Short-Term Investments 0.6%				$2,481,000

(Cost $2,481,000)

Repurchase Agreement 0.6%				2,481,000

Barclays Tri-Party Repurchase Agreement dated 11-29-13 at
0.070% to be repurchased at $2,481,014 on 12-2-13,
collateralized by $2,417,900 U.S. Treasury Notes, 2.125%
due 12-31-15 (valued at $2,530,737, including interest)			$2,481,000	2,481,000

Total investments (Cost $398,107,550)† 98.5%				$424,518,061

Other assets and liabilities, net 1.5%				$6,435,564

Total net assets 100.0%				$430,953,625

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(C) Security purchased on a when-issued or delayed delivery status.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

National Public Finance Guarantee Corp.	4.7%
Ambac Financial Group, Inc.	3.9%
Assured Guaranty Municipal Corp.	3.3%
Assured Guaranty Corp.	1.9%
Financial Guaranty Insurance Company	1.2%
Commonwealth Gtd.	0.6%
CIFG Holdings, Ltd.	0.5%

Total	16.1%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero Coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $394,675,248. Net unrealized appreciation aggregated $29,842,813, of which $33,679,864 related to appreciated investment securities and $3,837,051 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	17

Notes to Schedule of Investments (cont.)

The fund had the following sector composition as a percentage of net assets on 11-30-13:

General Obligation Bonds	4.2%
Revenue Bonds
Transportation	22.0%
Utilities	20.7%
Other Revenue	14.8%
Education	7.2%
Development	6.6%
Airport	6.0%
Water & Sewer	5.9%
Pollution	3.2%
Tobacco	2.7%
Health Care	2.3%
Facilities	2.3%
Short-Term Investments & Other	2.1%

Total	100.0%

18	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 11-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $398,107,550)	$424,518,061
Cash	1,023,179
Receivable for investments sold	116,543
Receivable for delayed delivery securities sold	985,590
Receivable for fund shares sold	136,925
Interest receivable	5,839,486
Receivable from affiliates	3,028
Other receivables and prepaid expenses	76,004

Total assets	432,698,816

Liabilities

Payable for delayed delivery securities purchased	982,050
Payable for fund shares repurchased	392,991
Distributions payable	219,766
Payable to affiliates
Accounting and legal services fees	9,546
Transfer agent fees	24,495
Distribution and service fees	30,285
Trustees’ fees	39,500
Other liabilities and accrued expenses	46,558

Total liabilities	1,745,191

Net assets	$430,953,625

Net assets consist of

Paid-in capital	$420,373,015
Undistributed net investment income	902,870
Accumulated net realized gain (loss) on investments	(16,732,771)
Net unrealized appreciation (depreciation) on investments	26,410,511

Net assets	$430,953,625

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($388,476,477 ÷ 40,347,621 shares)[1]	$9.63
Class B ($6,304,744 ÷ 654,777 shares)[1]	$9.63
Class C ($36,172,404 ÷ 3,757,530 shares)[1]	$9.63

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.08

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	19

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 11-30-13 (unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$11,559,379

Expenses

Investment management fees	1,248,512
Distribution and service fees	754,102
Accounting and legal services fees	45,208
Transfer agent fees	149,696
Trustees’ fees	11,046
State registration fees	34,957
Printing and postage	16,091
Professional fees	33,655
Custodian fees	29,317
Registration and filing fees	10,753
Other	10,158

Total expenses	2,343,495
Less expense reductions	(239,691)

Net expenses	2,103,804

Net investment income	9,455,575

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(4,874,895)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(28,247,543)

Net realized and unrealized loss	(33,122,438)

Decrease in net assets from operations	($23,666,863)

20	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	11-30-13	ended
	(Unaudited)	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$9,455,575	$19,870,743
Net realized gain (loss)	(4,874,895)	72,944
Change in net unrealized appreciation (depreciation)	(28,247,543)	(3,611,925)

Increase (decrease) in net assets resulting from operations	(23,666,863)	16,331,762

Distributions to shareholders
From net investment income
Class A	(8,509,491)	(17,942,339)
Class B	(121,258)	(257,100)
Class C	(735,797)	(1,595,018)

Total distributions	(9,366,546)	(19,794,457)

From fund share transactions	(44,106,382)	17,953,005

Total increase (decrease)	(77,139,791)	14,490,310

Net assets

Beginning of period	508,093,416	493,603,106

End of period	$430,953,625	$508,093,416

Undistributed net investment income	$902,870	$813,841

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	21

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$10.31	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95
Net investment income[3]	0.21	0.41	0.43	0.44	0.45	0.35	0.45
Net realized and unrealized gain
(loss) on investments	(0.68)	(0.06)	0.67	(0.27)	0.44	(0.30)	(0.13)
Total from investment operations	(0.47)	0.35	1.10	0.17	0.89	0.05	0.32
Less distributions
From net investment income	(0.21)	(0.41)	(0.43)	(0.44)	(0.45)	(0.34)	(0.45)
Net asset value, end of period	$9.63	$10.31	$10.37	$9.70	$9.97	$9.53	$9.82
Total return (%)[4,5]	(4.60)[6]	3.40	11.61	1.79	9.56	0.66[6]	3.25

Ratios and supplemental data

Net assets, end of period (in millions)	$388	$447	$442	$411	$440	$411	$417
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.95[7]	0.94	0.95	0.96	0.98	1.02[7,8]	0.96
Interest and Fees[9]	—	—	—	—	—	—	0.06
Expenses net of fee waivers	0.84[7]	0.84	0.86	0.96	0.98	1.02[7,8]	1.02
Net investment income	4.25[7]	3.94	4.30	4.54	4.64	5.05[7]	4.53
Portfolio turnover (%)	8	11	25	20	28	36	36

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
9 Interest expense and fees are related to the fund’s investment in inverse floater rate investments. Under U.S. Accounting principles, the fund recognizes additional income in an amount equal to these expenses.

22	Tax-Free Bond Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$10.31	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95
Net investment income[3]	0.17	0.33	0.36	0.37	0.38	0.29	0.38
Net realized and unrealized gain
(loss) on investments	(0.68)	(0.06)	0.67	(0.27)	0.44	(0.29)	(0.14)
Total from investment operations	(0.51)	0.27	1.03	0.10	0.82	—	0.24
Less distributions
From net investment income	(0.17)	(0.33)	(0.36)	(0.37)	(0.38)	(0.29)	(0.37)
Net asset value, end of period	$9.63	$10.31	$10.37	$9.70	$9.97	$9.53	$9.82
Total return (%)[4,5]	(4.95)[6]	2.63	10.78	1.04	8.74	0.10[6]	2.47

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$8	$7	$7	$10	$11	$13
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.70[7]	1.69	1.70	1.71	1.74	1.77[7,8]	1.71
Interest and Fees[9]	—	—	—	—	—	—	0.06
Expenses net of fee waivers	1.59[7]	1.59	1.61	1.71	1.73	1.77[7,8]	1.77
Net investment income	3.49[7]	3.18	3.54	3.78	3.89	4.29[7]	3.77
Portfolio turnover (%)	8	11	25	20	28	36	36

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
9 Interest expense and fees are related to the fund’s investment in inverse floater rate investment. Under U.S. Accounting principles, the fund recognizes additional income in an amount equal to these expenses.

CLASS C SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$10.30	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95
Net investment income[3]	0.17	0.33	0.36	0.37	0.38	0.29	0.38
Net realized and unrealized gain
(loss) on investments	(0.67)	(0.07)	0.67	(0.27)	0.44	(0.29)	(0.14)
Total from investment operations	(0.50)	0.26	1.03	0.10	0.82	—	0.24
Less distributions
From net investment income	(0.17)	(0.33)	(0.36)	(0.37)	(0.38)	(0.29)	(0.37)
Net asset value, end of period	$9.63	$10.30	$10.37	$9.70	$9.97	$9.53	$9.82
Total return (%)[4,5]	(4.86)[6]	2.53	10.78	1.04	8.74	0.10[6]	2.47

Ratios and supplemental data

Net assets, end of period (in millions)	$36	$53	$45	$36	$38	$27	$13
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.70[7]	1.69	1.70	1.71	1.73	1.77[7,8]	1.71
Interest and Fees[9]	—	—	—	—	—	—	0.06
Expenses net of fee waivers	1.59[7]	1.59	1.61	1.71	1.73	1.77[7,8]	1.77
Net investment income	3.49[7]	3.19	3.54	3.78	3.88	4.31[7]	3.78
Portfolio turnover (%)	8	11	25	20	28	36	36

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
9 Interest expense and fees are related to the fund’s investment in inverse floater rate investment. Under U.S. Accounting principles, the fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Semiannual report | Tax-Free Bond Fund	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

24	Tax-Free Bond Fund | Semiannual report

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2013 were $484. For the six months ended November 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense

Semiannual report | Tax-Free Bond Fund	25

estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes the fund has a capital loss carryforward of $13,142,814 available to offset future net realized capital gains as of May 31, 2013. The following table details the capital loss carryforward available as of May 31, 2013:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31					NO EXPIRATION DATE
2015	2016	2017	2018	2019	SHORT-TERM	LONG-TERM

$257,214	$209,653	$5,383,181	$3,499,079	$490,608	$1,589,040	$1,714,039

As of May 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities and straddle loss deferrals.

Note 3 — Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these

26	Tax-Free Bond Fund | Semiannual report

arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC)

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500,000,000 of the fund’s average daily net assets, (b) 0.500% of the next $500,000,000 of the fund’s average daily net assets, (c) 0.450% of the next $2,000,000,000 of the fund’s average daily net assets, and (d) 0.425% of the fund’s average daily net assets in excess of $3,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Accordingly, these fee limitations amounted to $11,288, $196 and $1,189 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended November 30, 2013 were equivalent to a net annual effective rate of 0.54% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

Semiannual report | Tax-Free Bond Fund	27

CLASS	RULE 12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares. The current waiver agreement expires on September 30, 2014, unless renewed by the mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time. Reimbursements related to this contractual waiver amounted to $202,144, $3,514 and $21,360 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $190,875 for the six months ended November 30, 2013. Of this amount, $28,682 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $125,454 was paid as sales commissions to broker-dealers and $36,739 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B, and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2013, CDSCs received by the Distributor amounted to $0, $11,507 and $6,076 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes, and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

28	Tax-Free Bond Fund | Semiannual report

Class level expenses. Class level expenses for the six months ended November 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$505,360	$133,340
Class B	35,147	2,314
Class C	213,595	14,042
Total	$754,102	$149,696

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

BORROWER	AVERAGE LOAN	DAYS	WEIGHTED AVERAGE
OR LENDER	BALANCE	OUTSTANDING	INTEREST RATE	INTEREST

Lender	$14,905,279	1	0.45%	$186

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2013 and for the year ended May 31, 2013 were as follows:

	Six months ended 11-30-13		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,199,312	$11,653,735	5,945,907	$62,257,110
Distributions reinvested	747,258	7,220,839	1,443,068	15,113,412
Repurchased	(4,971,552)	(48,276,832)	(6,591,093)	(68,990,501)

Net increase (decrease)	(3,024,982)	($29,402,258)	797,882	$8,380,021

Class B shares

Sold	11,849	$116,639	247,978	$2,600,375
Distributions reinvested	10,717	103,570	20,786	217,725
Repurchased	(171,800)	(1,662,745)	(174,686)	(1,829,372)

Net increase (decrease)	(149,234)	($1,442,536)	94,078	$988,728

Class C shares

Sold	119,979	$1,162,034	1,745,407	$18,327,901
Distributions reinvested	67,650	653,606	123,412	1,292,074
Repurchased	(1,558,300)	(15,077,228)	(1,054,867)	(11,035,719)

Net increase (decrease)	(1,370,671)	($13,261,588)	813,952	$8,584,256

Total net increase (decrease)	(4,544,887)	($44,106,382)	1,705,912	$17,953,005

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $35,879,226 and $81,581,141, respectively, for the six months ended November 30, 2013.

Semiannual report | Tax-Free Bond Fund	29

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

30	Tax-Free Bond Fund | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	52SA 11/13
MF167895	1/14

A look at performance

Total returns for the period ended November 30, 2013

										Tax-
	Average annual total			Cumulative total				SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)				yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]	yield (%)[2]

								as of	as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-13	11-30-13	11-30-13

Class A	–11.49	6.53	3.92	–11.17	–11.49	37.22	46.83	3.71	3.61	6.55

Class B	–12.40	6.42	3.77	–11.83	–12.40	36.51	44.83	3.14	3.03	5.55

Class C	–8.86	6.73	3.62	–8.20	–8.86	38.51	42.65	3.14	3.03	5.55

Index 1†	–4.65	10.00	5.37	–7.54	–4.65	61.04	68.77	—	—	—

Index 2†	–3.51	6.26	4.40	–2.45	–3.51	35.44	53.85	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Effective 2-3-14, Class A sales charges of the fund are being reduced to 4.0%.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-14 for Class A, Class B, and Class C shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class B*	Class C*
Net (%)	0.87	1.62	1.62
Gross (%)	0.97	1.72	1.72

* The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares. The current waiver agreement will remain in effect through 9-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Barclays High Yield Municipal Bond Index; Index 2 is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	High Yield Municipal Bond Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	11-30-03	$14,483	$14,483	$16,877	$15,385

Class C3	11-30-03	14,265	14,265	16,877	15,385

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds that are non-investment grade, unrated or below BBB/Baa.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Prior to 12-14-12, the Fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays High Yield Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund’s investment strategy.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%. Share classes will differ due to varying expenses.

3 The contingent deferred sales charge is not applicable.

Semiannual report | High Yield Municipal Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$930.60	$4.40

Class B	1,000.00	927.10	8.02

Class C	1,000.00	927.10	8.02

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	High Yield Municipal Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$1,020.50	$4.61

Class B	1,000.00	1,016.70	8.39

Class C	1,000.00	1,016.70	8.39

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.91%, 1.66%, and 1.66% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | High Yield Municipal Bond Fund	9

Portfolio summary

Top 10 Holdings (20.6% of Net Assets on 11-30-13)[1,2]

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-1-18			3.7%

Port Authority of New York & New Jersey, 6.000%, 12-1-42			2.3%

Pennsylvania Turnpike Commission, Step Coupon, 12-1-38			2.2%

Golden State Tobacco Securitization Corp., 4.500%, 6-1-27			1.9%

Tennessee Energy Acquisition Corp., 5.000%, 2-1-25			1.9%

Grand Parkway Transportation Corp., 5.500%, 4-1-53			1.9%

Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6-1-30			1.8%

Chautauqua County Industrial Development Agency, 5.875%, 4-1-42			1.7%

North Texas Tollway Authority, 6.250%, 1-1-39			1.6%

Wyandotte County-Kansas City Unified Government, Zero Coupon, 6-1-21			1.6%

Sector Composition[1,3]

General Obligation Bonds	1.1%	Utilities	8.4%

Revenue Bonds		Airport	5.0%

Development	22.1%	Tobacco	4.9%

Other Revenue	16.1%	Education	4.2%

Transportation	14.2%	Water & Sewer	1.6%

Health Care	10.0%	Facilities	0.7%

Pollution	9.7%	Short-Term Investments & Other	2.0%

		Quality Composition[1,3,4]

		AAA	4.3%

		AA	1.9%

		A	21.5%

		BBB	42.1%

		BB	5.1%

		B	10.3%

		CCC & Below	0.5%

		Not Rated	12.3%

		Short-Term Investments & Other	2.0%

1 As a percentage of net assets on 11-30-13.

2 Cash and cash equivalents not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Investments in higher-yielding, lower-rated securities include a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectus.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc., ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-13 and do not reflect subsequent downgrades or upgrades, if any.

10	High Yield Municipal Bond Fund | Semiannual report

Fund’s investments

As of 11-30-13 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 97.9%				$199,563,112

(Cost $184,322,178)

Alabama 3.3%				6,714,575

Birmingham Special Care Facilities
Financing Authority
Children’s Hospital	6.125	06-01-34	$2,000,000	2,106,140

County of Jefferson, AL Sewer Revenue,
Series A (C)	5.000	10-01-44	500,000	467,955

Courtland Industrial Development Board
International Paper Company Project,
Series A AMT	5.200	06-01-25	2,000,000	2,004,300

Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11-01-33	2,000,000	2,136,180

Arizona 3.1%				6,393,040

Maricopa County Industrial
Development Authority
Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,154,980

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	2,000,000	2,206,420

Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,031,640

California 10.4%				21,109,273

California State Public Works Board
Trustees California State University, Series D	6.250	04-01-34	1,000,000	1,132,160

California Statewide Communities
Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10-01-38	1,000,000	962,100

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-36	4,000,000	865,280

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A (Z)	Zero	01-01-18	7,950,000	7,552,023

Golden State Tobacco Securitization Corp.
Series A–1	4.500	06-01-27	4,735,000	3,944,729

M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11-01-39	1,500,000	1,761,840

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	1,500,000	1,841,985

San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08-01-17	1,390,000	1,445,656

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	11

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	$1,500,000	$1,603,500

Colorado 2.8%				5,613,250

Colorado Health Facilities Authority
Christian Living Community Project, Series A	9.000	01-01-34	750,000	763,395

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	2,500,000	2,821,675

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,028,180

Connecticut 0.7%				1,418,760

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,418,760

District of Columbia 2.3%				4,616,474

Metropolitan Washington DC
Airports Authority Highway Revenue Tolls,
Metrorail, Series A (Z)	Zero	10-01-37	4,000,000	870,520

Metropolitan Washington DC
Airports Authority Highway Revenue Tolls,
Series B (Z)	Zero	10-01-39	4,600,000	889,594

Metropolitan Washington DC
Airports Authority Highway Revenue Tolls,
Series C (Zero coupon steps up to 6.500%
on 10-1-16) (D)	Zero	10-01-41	3,000,000	2,856,360

Florida 6.8%				13,924,328

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,115,000	1,102,936

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,055,000	1,010,500

Crossings at Fleming Island Community
Development District
Recreation Facilities Improvements, Series C	7.100	05-01-30	1,000,000	800,250

Heritage Harbour North Community
Development District	6.375	05-01-38	1,240,000	1,099,558

Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10-01-38	2,000,000	1,949,880

Orlando Urban Community
Development District
Electric Light & Power Improvements	6.000	05-01-20	450,000	451,188

Orlando Urban Community
Development District
Electric Light & Power Improvements	6.250	05-01-34	1,000,000	966,410

Pensacola Airport Revenue AMT	6.000	10-01-28	2,000,000	2,205,400

South Kendall Community Development District
Series A	5.900	05-01-35	875,000	839,055

Tolomato Community Development District,
Series 1 (H)	6.450	05-01-23	10,000	9,722

Tolomato Community Development District,
Series 1 (H)	6.650	05-01-40	10,000	9,700

Tolomato Community Development District,
Series 2 (H)	6.450	05-01-23	470,000	262,472

Tolomato Community Development District,
Series 2 (H)	6.650	05-01-40	470,000	259,426

12	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Florida (continued)

Tolomato Community Development District,
Series 3 (H)	6.450	05-01-23	$155,000	$2

Tolomato Community Development District,
Series 3 (H)	6.650	05-01-40	155,000	2

Tolomato Community Development District,
Series A–1	6.450	05-01-23	200,000	187,952

Tolomato Community Development District,
Series A–1	6.650	05-01-40	200,000	195,036

Tolomato Community Development District,
Series A–2, CAB (Zero coupon steps up to
5-1-17, then 6.610%)	Zero	05-01-39	110,000	80,777

Tolomato Community Development District,
Series A–3, CAB (Zero coupon steps up to
5-1-19, then 6.610%)	Zero	05-01-40	260,000	155,605

Tolomato Community Development District,
Series A–4, CAB (Zero coupon steps up to
5-1-22, then 6.610%)	Zero	05-01-40	130,000	57,610

Village Community Development District No. 8	6.125	05-01-39	865,000	946,647

Village Community Development District No. 8	6.375	05-01-38	765,000	857,022

Village Community Development District No. 9	5.500	05-01-42	480,000	477,178

Georgia 4.0%				8,163,724

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01-01-30	1,500,000	1,561,350

Atlanta Water & Waste Water Revenue
Series A	6.000	11-01-28	1,000,000	1,150,230

Clayton County Development Authority
Delta Air Lines Series B AMT	9.000	06-01-35	1,000,000	1,063,450

Gainesville & Hall County
Development Authority
ACTS Retirement-Life Communities, Inc.,
Series A–2	6.625	11-15-39	1,100,000	1,166,154

Marietta Development Authority
Life University, Inc. Project	7.000	06-15-30	1,500,000	1,508,595

Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01-01-26	1,500,000	1,713,945

Guam 1.0%				2,090,800

Guam Government
Series A	7.000	11-15-39	2,000,000	2,090,800

Hawaii 0.5%				1,102,200

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,102,200

Illinois 3.6%				7,374,910

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	2,000,000	2,033,780

City of Chicago, IL O’Hare International
Airport Revenue	5.750	01-01-43	2,000,000	2,004,080

Illinois Finance Authority
Central Illinois, Series C1 (P)	5.950	08-15-26	1,000,000	999,890

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	2,000,000	2,337,160

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Indiana 1.0%				$2,033,966

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11-15-39	$1,250,000	1,345,863

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-26	230,000	231,348

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-38	475,000	456,755

Iowa 0.5%				1,028,430

Altoona Urban Renewal Tax
Increment Revenue	6.000	06-01-34	1,000,000	1,028,430

Kansas 1.6%				3,280,224

Wyandotte County-Kansas City
Unified Government
Sales Tax Revenue, Series B (Z)	Zero	06-01-21	4,910,000	3,280,224

Kentucky 1.5%				3,151,480

Kentucky Economic Development
Finance Authority
Owensboro Medical Health System, Series A	6.500	03-01-45	2,000,000	2,095,900

Owen County Kentucky Waterworks
System Revenue
American Water Company Project, Series A	6.250	06-01-39	1,000,000	1,055,580

Louisiana 3.6%				7,300,735

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11-01-32	3,000,000	3,184,740

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp., Series A–2	6.500	11-01-35	2,000,000	2,143,435

St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06-01-37	2,000,000	1,972,560

Maryland 1.7%				3,386,760

Baltimore County
East Baltimore Research Park, Series A	7.000	09-01-38	1,000,000	1,034,040

Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09-01-22	2,000,000	2,352,720

Massachusetts 1.3%				2,702,165

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	1,000,000	1,115,840

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05-01-49	1,500,000	1,586,325

Michigan 0.5%				1,024,230

Michigan Strategic Fund
Dow Chemical Company, Series A–1 AMT (P)	6.750	12-01-28	1,000,000	1,024,230

Minnesota 1.0%				2,025,120

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	1,017,700

St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08-01-42	1,000,000	1,007,420

14	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Mississippi 0.5%				$995,230

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04-01-22	$1,000,000	995,230

Missouri 0.4%				890,656

St. Louis Airport Revenue
Lambert St. Louis International Airport,
Series A–1	6.625	07-01-34	800,000	890,656

Nevada 0.5%				989,030

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	989,030

New Hampshire 1.0%				2,046,395

New Hampshire Business Finance Authority
Public Service Company Project, Series B
AMT (D)	4.750	05-01-21	1,500,000	1,534,440

New Hampshire Health & Education
Facilities Authority
Rivermead, Series A	6.875	07-01-41	500,000	511,955

New Jersey 1.1%				2,238,830

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.250	09-15-29	1,000,000	925,970

New Jersey State Educational
Facilities Authority
University of Medical and Dentistry, Series B	7.500	12-01-32	1,000,000	1,312,860

New York 8.8%				17,955,380

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	2,500,000	2,634,850

Chautauqua County Industrial
Development Agency
Dunkirk Power Project	5.875	04-01-42	3,350,000	3,391,976

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	2,500,000	2,692,225

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	1,475,000	1,569,562

New York City Industrial Development Agency
American Airlines-JFK Airport AMT	7.500	08-01-16	1,395,000	1,461,081

New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,056,320

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	400,000	382,340

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	4,460,000	4,767,026

North Carolina 0.6%				1,165,590

North Carolina Eastern Municipal
Power Agency
Electric, Power & Light Revenues, Series C	6.750	01-01-24	1,000,000	1,165,590

Ohio 4.1%				8,272,602

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A–2	5.125	06-01-24	2,865,000	2,402,131

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A–2	5.875	06-01-30	4,500,000	3,566,115

Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09-15-27	2,510,000	2,304,356

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Oklahoma 1.2%				$2,416,590

Tulsa Airport Improvement Trust
Series A AMT (P)(H)	7.750	06-01-35	$1,000,000	1,041,700

Tulsa Municipal Airport Trust
American Airlines Project	6.250	06-01-20	1,375,000	1,374,890

Oregon 0.8%				1,605,886

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-14	1,105,000	1,105,221

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-16	500,000	500,665

Pennsylvania 4.5%				9,170,500

Allegheny County Industrial
Development Authority
Environmental Improvements	5.500	11-01-16	1,000,000	1,005,840

Allegheny County Industrial
Development Authority
Environmental Improvements	6.875	05-01-30	1,215,000	1,248,400

Bucks County Industrial Development Authority
U.S. Steel Corp. Project	6.750	06-01-26	1,500,000	1,540,980

Pennsylvania Economic Development
Financing Authority
Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	990,430

Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero coupon
steps up to 6.375% on 12-1-17)	Zero	12-01-38	5,000,000	4,384,850

Puerto Rico 5.9%				11,929,964

Puerto Rico Commonwealth Aqueduct &
Sewer Authority	6.000	07-01-44	1,000,000	733,030

Puerto Rico Electric Power Authority	5.250	07-01-35	2,900,000	2,047,284

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series CCC	5.250	07-01-28	2,000,000	1,455,480

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07-01-32	1,250,000	883,650

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series WW	5.500	07-01-38	1,000,000	700,330

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07-01-40	3,000,000	2,096,640

Puerto Rico Sales Tax Financing Corp.	5.375	08-01-39	1,000,000	754,790

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Z)	Zero	08-01-33	5,000,000	1,038,700

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	2,220,060

Rhode Island 0.0%				64,995

Tobacco Settlement Financing Corp., Series A	6.000	06-01-23	65,000	64,995

Tennessee 1.9%				3,943,088

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	3,943,088

16	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Texas 11.2%				$22,775,947

Central Texas Regional Mobility Authority	6.250	01-01-46	$1,000,000	1,022,880

City of Houston TX Airport System Revenue
Continental Airlines, Inc. Terminal
Projects AMT	6.625	07-15-38	1,000,000	995,690

Grand Parkway Transportation Corp.	5.500	04-01-53	4,000,000	3,874,680

Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04-01-28	2,100,000	2,101,449

Harris County Health Facilities
Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12-01-35	1,000,000	1,290,850

Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11-01-40	1,575,000	1,548,178

North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01-01-39	3,000,000	3,309,330

North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01-01-38	1,000,000	1,047,690

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	1,000,000	1,097,490

Tarrant County Cultural Education Facilities
Finance Corp.
Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,056,180

Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,294,340

Texas Private Activity Bond Surface
Transportation Corp.	7.000	12-31-38	1,000,000	1,071,390

Travis County Health Facilities
Development Corp. Westminster Manor	7.000	11-01-30	1,000,000	1,065,800

Virgin Islands 0.5%				1,084,010

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,084,010

Virginia 1.1%				2,264,440

Washington County Industrial
Development Authority
Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,264,440

Washington 0.5%				1,060,310

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11-15-33	1,000,000	1,060,310

Wisconsin 1.0%				2,077,545

Public Finance Authority
Airport Facilities AMT	5.000	07-01-42	1,500,000	1,277,970

Wisconsin Health & Educational
Facilities Authority
St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	799,575

Wyoming 0.5%				1,015,120

Sweetwater County
FMC Corp. Project AMT	5.600	12-01-35	1,000,000	1,015,120

Other 0.6%				1,146,560

Centerline Equity Issuer Trust (S)	6.000	05-15-19	1,000,000	1,146,560

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	17

	Shares	Value
Escrow Certificates 0.0%		$15,198

(Cost $0)

Ohio 0.0%		15,198

Hickory Chase Community Authority (I)	155,399	15,198

	Par value	Value
Short-Term Investments 1.1%		$2,133,000

(Cost $2,133,000)

Repurchase Agreement 1.1%		2,133,000

Barclays Tri-Party Repurchase Agreement dated 11-29-13 at 0.070% to be repurchased at $2,133,012 on 12-2-13, collateralized by $2,078,700
U.S. Treasury Notes, 2.125% due 12-31-15 (valued at $2,175,707,
including interest)	$2,133,000	2,133,000

Total investments (Cost $186,455,178)† 99.0%		$201,711,310

Other assets and liabilities, net 1.0%		$2,035,520

Total net assets 100.0%		$203,746,830

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(C) Security purchased on a when-issued or delayed delivery basis.

(D) Bond is insured by one or more of these companies:

Insurance Coverage	As a % of total investments

CIFG Holding, Ltd.	1.7%
National Public Finance Guarantee Corp.	1.5%
Assured Guaranty Corp.	1.4%
Assured Guaranty Municipal Corp.	0.2%

Total	4.8%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $184,216,188. Net unrealized appreciation aggregated $17,495,122, of which $20,944,059 related to appreciated investment securities and $3,448,937 related to depreciated investment securities.

18	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

The fund had the following sector composition as a percentage of total net assets on 11-30-13:

General Obligation Bonds	1.1%
Revenue Bonds
Development	22.1%
Other Revenue	16.1%
Transportation	14.2%
Health Care	10.0%
Pollution	9.7%
Utilities	8.4%
Airport	5.0%
Tobacco	4.9%
Education	4.2%
Water & Sewer	1.6%
Facilities	0.7%
Short-Term Investments & Other	2.0%

Total	100.0%

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $186,455,178)	$201,711,310
Cash	880,424
Receivable for investments sold	2,365,966
Receivable for fund shares sold	182,913
Interest receivable	3,110,338
Receivable from affiliates	3,749
Other receivables and prepaid expenses	45,961

Total assets	208,300,661

Liabilities

Payable for delayed delivery securities purchased	477,300
Payable for fund shares repurchased	3,859,177
Distributions payable	114,907
Payable to affiliates
Accounting and legal services fees	4,844
Transfer agent fees	11,883
Distribution and service fees	37,487
Trustees’ fees	10,253
Other liabilities and accrued expenses	37,980

Total liabilities	4,553,831

Net assets	$203,746,830

Net assets consist of

Paid-in capital	$201,837,567
Undistributed net investment income	993,032
Accumulated net realized gain (loss) on investments	(14,339,901)
Net unrealized appreciation (depreciation) on investments	15,256,132

Net assets	$203,746,830

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($150,503,812 ÷ 19,220,303 shares)[1]	$7.83
Class B ($8,537,650 ÷ 1,090,342 shares)[1]	$7.83
Class C ($44,705,368 ÷ 5,709,441 shares)[1]	$7.83

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$8.20

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

20	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$6,795,091

Expenses

Investment management fees	661,687
Distribution and service fees	526,128
Accounting and legal services fees	22,465
Transfer agent fees	77,780
Trustees’ fees	6,198
State registration fees	32,146
Printing and postage	11,797
Professional fees	53,889
Custodian fees	16,906
Registration and filing fees	10,434
Other	7,222

Total expenses	1,426,652
Less expense reductions	(124,823)

Net expenses	1,301,829

Net investment income	5,493,262

Realized and unrealized gain (loss)

Net realized gain (loss) on investments	(4,847,994)
Change in net unrealized appreciation (depreciation) of investments	(20,550,127)

Net realized and unrealized loss	(25,398,121)

Decrease in net assets from operations	($19,904,859)

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	21

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	11-30-13	ended
	(Unaudited)	5-31-13
Increase (decrease) in net assets

From operations
Net investment income	$5,493,262	$12,523,965
Net realized gain (loss)	(4,847,994)	1,494,305
Change in net unrealized appreciation (depreciation)	(20,550,127)	2,616,094

Increase (decrease) in net assets resulting from operations	(19,904,859)	16,634,364

Distributions to shareholders
From net investment income
Class A	(4,180,009)	(9,276,638)
Class B	(185,319)	(342,417)
Class C	(1,054,078)	(2,211,787)

Total distributions	(5,419,406)	(11,830,842)

From fund share transactions	(59,567,939)	(10,849,658)

Total decrease	(84,892,204)	(6,046,136)

Net assets

Beginning of period	288,639,034	294,685,170

End of period	$203,746,830	$288,639,034

Undistributed net investment income	$993,032	$919,176

22	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$8.62	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33
Net investment income[3]	0.19	0.38	0.39	0.39	0.40	0.32	0.41
Net realized and unrealized gain
(loss) on investments	(0.79)	0.12	0.65	(0.26)	0.63	(0.58)	(0.34)
Total from investment operations	(0.60)	0.50	1.04	0.13	1.03	(0.26)	0.07
Less distributions
From net investment income	(0.19)	(0.36)	(0.38)	(0.38)	(0.39)	(0.30)	(0.41)
Net asset value, end of period	$7.83	$8.62	$8.48	$7.82	$8.07	$7.43	$7.99
Total return (%)[4,5]	(6.94)[6]	5.91	13.56	1.67	14.15	(3.04)[6]	0.81

Ratios and supplemental data

Net assets, end of period
(in millions)	$151	$214	$221	$192	$207	$139	$94
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.01[7]	0.97	0.97	0.99	1.01	1.15[7,8]	1.09
Interest and fees[9]	—	—	—	—	—	—	0.16
Expenses net of fee waivers	0.91[7]	0.87	0.89	0.99	1.00	1.15[7,8]	1.25
Net investment income	4.84[7]	4.34	4.81	4.97	5.16	6.07[7]	4.85
Portfolio turnover (%)	8	25	21	32	14	49	75

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Interest expense and fees are related to the fund’s investment in inverse floater rate investments. Under U.S. accounting principles, the fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	23

CLASS B SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$8.62	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33
Net investment income[3]	0.16	0.31	0.33	0.33	0.35	0.28	0.35
Net realized and unrealized gain
(loss) on investments	(0.79)	0.12	0.65	(0.26)	0.62	(0.58)	(0.34)
Total from investment operations	(0.63)	0.43	0.98	0.07	0.97	(0.30)	0.01
Less distributions
From net investment income	(0.16)	(0.29)	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)
Net asset value, end of period	$7.83	$8.62	$8.48	$7.82	$8.07	$7.43	$7.99
Total return (%)[4,5]	(7.29)[6]	5.12	12.72	0.91	13.29	(3.59)[6]	0.06

Ratios and supplemental data

Net assets, end of period
(in millions)	$9	$11	$9	$8	$9	$8	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.76[7]	1.72	1.72	1.74	1.76	1.90[7,8]	1.84
Interest and fees[9]	—	—	—	—	—	—	0.16
Expenses net of fee waivers	1.66[7]	1.62	1.64	1.74	1.75	1.90[7,8]	2.00
Net investment income	4.10[7]	3.59	4.06	4.22	4.42	5.34[7]	4.09
Portfolio turnover (%)	8	25	21	32	14	49	75

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Interest expense and fees are related to the fund’s investment in inverse floater rate investments. Under U.S. accounting principles, the fund recognizes additional income in an amount equal to these expenses.

24	High Yield Municipal Bond Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$8.62	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33
Net investment income[3]	0.16	0.31	0.33	0.33	0.34	0.28	0.34
Net realized and unrealized gain
(loss) on investments	(0.79)	0.12	0.65	(0.26)	0.63	(0.58)	(0.33)
Total from investment operations	(0.63)	0.43	0.98	0.07	0.97	(0.30)	0.01
Less distributions
From net investment income	(0.16)	(0.29)	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)
Net asset value, end of period	$7.83	$8.62	$8.48	$7.82	$8.07	$7.43	$7.99
Total return (%)[4,5]	(7.29)[6]	5.12	12.72	0.91	13.30	(3.59)[6]	0.06

Ratios and supplemental data

Net assets, end of period
(in millions)	$45	$64	$64	$51	$59	$35	$23
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.76[7]	1.72	1.73	1.74	1.76	1.90[7,8]	1.84
Interest and fees[9]	—	—	—	—	—	—	0.16
Expenses net of fee waivers	1.66[7]	1.62	1.64	1.74	1.75	1.90[7,8]	2.00
Net investment income	4.10[7]	3.59	4.06	4.22	4.40	5.29[7]	4.11
Portfolio turnover (%)	8	25	21	32	14	49	75

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Interest expense and fees are related to the fund’s investment in inverse floater rate investments. Under U.S. accounting principles, the fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Semiannual report | High Yield Municipal Bond Fund	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

26	High Yield Municipal Bond Fund | Semiannual report

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments are categorized as Level 2 under the hierarchy described above, except for escrow certificates, which are categorized as Level 3.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended month November 30, 2013 were $413. For the six months ended November 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration,

Semiannual report | High Yield Municipal Bond Fund	27

among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2013, the fund has a capital loss carryforward of $11,795,611 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2013:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31						NO EXPIRATION DATE
2014	2015	2016	2017	2018	2019	SHORT-TERM	LONG-TERM

$119,574	$1,176,656	$502,278	$3,292,390	$4,265,466	$487,011	$1,778,028	$174,208

As of May 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, accretion on debt securities and distributions payable.

28	High Yield Municipal Bond Fund | Semiannual report

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the fund’s average daily net assets, (b) 0.5625% of the next $75,000,000 of the fund’s average daily net assets, (c) 0.5000% of the next $1,850,000,000 of the fund’s average daily net assets, (d) 0.4800% of the next $2,000,000,000 of the fund’s average daily net assets and (e) 0.4500% of the fund’s average daily net assets in excess of $4,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Accordingly, these expense reductions amounted to $4,874, $256, and $1,457 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2013.

The investment management fees incurred for the six months ended November 30, 2013 were equivalent to a net annual effective rate of 0.55% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates

Semiannual report | High Yield Municipal Bond Fund	29

of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares. The current waiver agreement expires on September 30, 2014, unless renewed by the mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, these fee limitations amounted to $87,498, $4,590, and $26,148 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $89,763 for the six months ended November 30, 2013. Of this amount, $14,019 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $75,431 was paid as sales commissions to broker-dealers and $313 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B, and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2013, CDSCs received by the Distributor amounted to $0, $8,085, and $4,802 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 shares, Retirement Share Classes, and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories,

30	High Yield Municipal Bond Fund | Semiannual report

the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$218,745	$57,560
Class B	45,900	3,025
Class C	261,483	17,195
Total	$526,128	$77,780

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2013 and for the year ended May 31, 2013 were as follows:

	Six months ended 11-30-13		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,548,184	$12,326,217	5,541,953	$47,880,268
Distributions reinvested	465,493	3,687,340	913,897	7,906,879
Repurchased	(7,596,186)	(60,457,340)	(7,762,320)	(67,219,929)

Net decrease	(5,582,509)	($44,443,783)	(1,306,470)	($11,432,782)

Class B shares

Sold	3,168	$25,532	306,030	$2,645,271
Distributions reinvested	19,444	153,921	32,204	278,634
Repurchased	(154,418)	(1,232,276)	(218,734)	(1,889,799)

Net increase (decrease)	(131,806)	($1,052,823)	119,500	$1,034,106

Class C shares

Sold	227,256	$1,826,163	1,132,578	$9,805,292
Distributions reinvested	110,872	878,191	204,914	1,772,923
Repurchased	(2,105,804)	(16,775,687)	(1,388,707)	(12,029,197)

Net decrease	(1,767,676)	($14,071,333)	(51,215)	($450,982)

Total net decrease	(7,481,991)	($59,567,939)	(1,238,185)	($10,849,658)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $18,533,320 and $78,906,673 respectively, for the six months ended November 30, 2013.

Semiannual report | High Yield Municipal Bond Fund	31

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

32	High Yield Municipal Bond Fund | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	59SA 11/13
MF167885	1/14

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	January 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 24, 2014